Document and Entity Information	Nov. 01, 2020
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0000920465
Document Type	8-K
Document Period End Date	Nov. 01, 2020
Entity Registrant Name	LA JOLLA PHARMACEUTICAL COMPANY
Entity File Number	1-36282
Entity Incorporation, State or Country Code	CA
Entity Tax Identification Number	33-0361285
Entity Address, Address Line One	4747 Executive Drive
Entity Address, Address Line Two	Suite 240
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92121
City Area Code	858
Local Phone Number	207-4264
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	LJPC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false